Leases - Narrative (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) lease	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Leases [Abstract]
Operating lease expense	$ 39,500,000	$ 33,700,000	$ 34,300,000
Loss on early termination of operating leases	$ 0	$ 0	$ 4,400,000
Number of leases signed but not yet commenced | lease	7
Approximate lease value	$ 49,000,000